Other Non-Current Assets (Details) - Schedule of other non-current assets ¥ in Thousands		Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)
Schedule of other non-current assets [Abstract]
Rental deposits				¥ 122,968
Prepayment for long-term investments				17,383
Due from third parties	[1]			444,200
Deferred assets				54,341
Others
Total non-current assets				¥ 638,892

[1]	Due from third parties primarily consisted of loans of RMB357,040 (US$55,266) and nil provided to a third party during the year ended August 31, 2020 and 2021, respectively.